Operating Cash Flow Supplement	12 Months Ended
Jul. 31, 2022
Operating Cash Flow [Abstract]
Operating Cash Flow Supplement

37. Operating Cash Flow Supplement

The following items comprise the Company's operating cash flow activity for the periods herein.

For the year ended	July 31, 2022	July 31,2021
	$	$
Items not affecting cash
Depreciation of property, plant and equipment	7,428	6,097
Depreciation of property, plant and equipment in cost of sales	20,868	8,601
Amortization of intangible assets	21,347	2,050
Loss on convertible debentures	131,602	6,218
Unrealized gain on changes in fair value of biological assets	(59,665)	(51,499)
Unrealized fair value adjustment on investments	747	(1,994)
Amortization of deferred financing costs	-	793
Interest and other income	14,347	5,837
Accretion of convertible debenture	5,167	4,075
Non-cash finance and transaction fees	5,190	21,690
License depreciation and prepaid royalty expenses	-	118
Write-off of inventory and biological assets	14,297	2,182
Write down of inventory to net realizable value	99,739	2,927
Realized fair value amounts on inventory sold	43,455	31,767
Loss from investment in associate and joint ventures	9,157	6,505
Share-based compensation	14,607	14,859
Revaluation of financial instruments (gain)/loss	(44,271)	2,283
Net gain on extinguishment of debt	(28,321)	-
Impairment losses	790,981	20,230
Loss on long lived assets and disposal of property, plant and equipment	(2,466)	1,358
Net gain on loss of control of subsidiary	(25,009)	-
Gain on sale of BCI	(9,127)	-
Gain on exit of lease	(17,189)	(789)
Foreign exchange gain	7,418	(11,648)
Total items not affecting cash	1,000,302	71,660

Changes in non-cash operating working capital items
Trade receivables	825	(14,203)
Commodity taxes recoverable and other receivables	3,963	5,197
Prepaid expenses	6,514	(106)
Lease receivable	27	-
Inventory	(81,571)	(52,539)
Biological assets	57,688	53,678
Accounts payable and accrued liabilities	10,317	8,848
Excise taxes payable	(1,951)	(444)
Income tax recoverable	(379)	-
Total non-cash operating working capital	(4,567)	431

Additional supplementary cash flow information is as follows:

For the year ended	July 31, 2022	July 31, 2021
	$	$
Property, plant and equipment in accounts payable	1,292	1,152
Right-of-use asset additions	1,993	17,059
Capitalized borrowing costs	-	1,269
Interest paid	8,306	5,618